(2) Significant Accounting Policies: Impairment of Long-lived Assets and Goodwill: Schedule of Intangible Assets and Goodwill (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Intangible Assets and Goodwill

	Borinquen Container Corporation	International Surveillance Services Corp.	Patent	Total

Other intangible assets:
Patent license agreement	$-	$-	$50,000	$50,000
Royalty agreement	11,616,984	5,003,583	-	16,620,567
Total intangible assets	11,616,984	5,003,583	50,000	16,670,567
Accumulated amortization	(515,676)	(500,358)	(18,983)	(1,035,017)
Intangible assets, net of
accumulated amortization	$11,101,308	$4,503,225	$31,017	$15,635,550

Scenario, Previously Reported
Tables/Schedules
Schedule of Intangible Assets and Goodwill

	Court Programs, Inc.		Midest Monitoring & Surveillance, Inc.
	2012	2011	2012	2011
Gross carrying amount, beginning of period	$ 2,488,068	$ 2,488,068	$ 3,401,327	$ 1,421,995
Additions	-	-	-	1,979,332
Impairments	(2,488,068)	-	(3,026,327)	-
Gross carrying amount, end o3 period	$ -	$ 2,488,068	$ 375,000	$ 3,401,327